Shares issued and treasury shares held; Conditional share capital	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital [textblock]

Conditional share capital

As of 31 December 2018, 125,126,476 additional UBS Group AG shares could have been issued to fund UBS’s employee share option programs.

Additional conditional capital up to a maximum number of 380,000,000 UBS Group AG shares was available as of 31 December 2018 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.

Share repurchase program

As announced in January 2018, UBS has an active share repurchase program to buy back up to CHF 2 billion of its own shares over the three-year period starting from March 2018. Under this program, UBS purchased 48 million shares totaling USD 762 million in 2018

UBS Group AG shares issued and treasury shares held
Number of shares	2018	2017

Shares issued
Balance at the beginning of the year	3,853,096,603	3,850,766,389
Issuance of shares	2,538,146	2,330,214
Balance at the end of the year	3,855,634,749	3,853,096,603

Treasury shares
Balance at the beginning of the year	132,301,550	138,441,772
Acquisitions	103,979,927	54,828,640
Disposals	(69,813,675)	(60,968,862)
Balance at the end of the year	166,467,802	132,301,550

UBS AG
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital [textblock]

UBS AG shares issued

As of 31 December 2018, shares issued by UBS AG totaled 3,858,408,466 (31 December 2017: 3,858,408,466 shares) and were entirely held by UBS Group AG.

Conditional share capital

Conditional capital up to a maximum number of 380,000,000 shares was available as of 31 December 2018 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.